Fair values (Tables)	12 Months Ended
Dec. 31, 2019
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis
	December 31, 2019
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities	—	304	—	304
Debt securities—U.S. government obligations	197	—	—	197
Debt securities—Corporate	—	65	—	65
Derivative assets—current in “Other current assets”	—	120	—	120
Derivative assets—non-current in “Other non-current assets”	—	104	—	104
Total	197	593	—	790
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	143	—	143
Derivative liabilities—non-current in “Other non-current liabilities”	—	23	—	23
Total	—	166	—	166
	December 31, 2018
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities	—	203	—	203
Debt securities—U.S. government obligations	214	—	—	214
Debt securities—Corporate	—	88	—	88
Derivative assets—current in “Other current assets”	—	143	—	143
Derivative assets—non-current in “Other non-current assets”	—	63	—	63
Total	214	497	—	711
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	192	—	192
Derivative liabilities—non-current in “Other non-current liabilities”	—	37	—	37
Total	—	229	—	229

Schedule of fair values of financial instruments carried on a cost basis
	December 31, 2019
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding securities
with original maturities up to 3 months):
Cash	2,111	2,111	—	—	2,111
Time deposits	1,433	—	1,433	—	1,433
Other non-current assets:
Loans granted	30	—	31	—	31
Restricted cash and cash deposits	37	37	—	—	37
Liabilities
Short-term debt and current maturities of long-term debt
(excluding finance lease obligations)	2,270	1,534	736	—	2,270
Long-term debt (excluding finance lease obligations)	6,618	6,267	692	—	6,959
	December 31, 2018
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding securities
with original maturities up to 3 months):
Cash	1,983	1,983	—	—	1,983
Time deposits	1,462	—	1,462	—	1,462
Marketable securities and short-term investments (excluding
securities):
Time deposits	1	—	1	—	1
Receivables under reverse repurchase agreements	206	—	206	—	206
Other non-current assets:
Loans granted	30	—	31	—	31
Restricted cash and cash deposits	39	39	—	—	39
Liabilities
Short-term debt and current maturities of long-term debt
(excluding finance lease obligations)	2,008	1,480	528	—	2,008
Long-term debt (excluding finance lease obligations)	6,457	5,839	707	—	6,546